Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%	28.30%
Manufacturing and processing profits deduction	(0.40%)	(0.70%)	(0.80%)
Foreign rate differentials	(1.50%)	(1.50%)	(2.00%)
Losses not benefited	5.30%	5.80%	11.40%
Utilization of losses previously not benefited	(1.00%)	(0.30%)	(10.20%)
Earnings of equity accounted investees	(1.10%)	(1.20%)	(1.60%)
Withholding tax	1.40%	0.00%	0.00%
Valuation allowance on deferred tax assets	(1.10%)	(5.00%)	(6.50%)
Mexican flat tax	(1.90%)	0.00%	0.00%
Research and development tax credits	(4.30%)	(2.30%)	(1.60%)
Reserve for uncertain tax positions	(2.30%)	(1.00%)	(0.40%)
Re-measurement gains	0.00%	(1.10%)	0.00%
Other	(0.70%)	(0.70%)	0.00%
Effective income tax rate	18.90%	18.50%	16.60%